Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Schedule of financial information of the Consolidated VIEs and their subsidiaries

The following financial information of the consolidated VIEs and their subsidiaries was recorded in the accompanying consolidated financial statements:

	As of March 31,
	2025	2026
	RMB	RMB
	(in millions)
Cash and cash equivalents and short-term investments	10,621	7,910
Investments in equity method investees and equity securities and other investments	37,117	34,987
Accounts receivable and contract assets, net of allowance	18,408	21,893
Amounts due from non-VIE subsidiaries of the Company	53,792	46,446
Property and equipment, net and intangible assets, net	19,911	47,887
Others	40,429	53,810
Total assets	180,278	212,933

Amounts due to non-VIE subsidiaries of the Company	113,332	136,348
Accrued expenses, accounts payable and other liabilities	50,521	64,338
Deferred revenue and customer advances	19,126	21,826
Total liabilities	182,979	222,512

2.
Summary of significant accounting policies (Continued)
(c)
Consolidation (Continued)

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
	(in millions)
Revenue (i)	117,686	137,708	156,369
Net loss	(3,193)	(850)	(914)
Net cash provided by (used in) operating activities	12,053	(992)	9,584
Net cash used in investing activities	(11,772)	(33,847)	(39,440)
Net cash provided by financing activities	5,626	25,933	28,958

(i)
Revenue generated by the VIEs are primarily from cloud services, digital media and entertainment services and others.

Schedule of estimated useful lives of property and equipment	Depreciation is computed using the straight-line method with no residual value based on the estimated useful lives of the various classes of assets, which range as follows:

Computer equipment and software	3 – 5 years
Furniture, office and transportation equipment and others	3 – 10 years
Buildings and other property	10 – 50 years
Property improvements	shorter of remaining lease period or estimated useful life

Schedule of estimated useful lives of identifiable intangible assets other than licensed copyrights	Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

User base and customer relationships	3 – 16 years
Trade names, trademarks and domain names	5 – 20 years
Developed technology and patents	2 – 10 years
Non-compete agreements	over the contracted term of up to 10 years